Shareholder Report, Line Graph (Details) WE0000000002511A_Dimensional Short-Duration Fixed Income ETF_Single_TSR Annual {Single} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Nov. 15, 2021	Oct. 31, 2025
Dimensional Short-Duration Fixed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Dimensional Short-Duration Fixed Income ETF – NAV
Accumulated Value	$ 10,386	$ 9,698	$ 9,232	$ 10,000	$ 11,057
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,395	8,499	8,469	10,000	$ 9,974
ICE BofA 1-5 Year US Corporate & Government Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-5 Year US Corporate & Government Index
Accumulated Value	$ 10,252	$ 9,585	$ 9,303	$ 10,000	$ 10,829